Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000097619
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Emerging Markets Bond Fund Class A (including sales charges) ($12,525)
Average Annual Return, Percent	1.44%	0.80%	2.28%
C000097625
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Emerging Markets Bond Fund Institutional Class ($13,473)
C000122765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Emerging Markets Bond Fund Institutional 2 Class ($13,664)
C000122766
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Emerging Markets Bond Fund Institutional 3 Class ($13,721)
C000109803
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Emerging Markets Bond Fund Class R ($12,809)
C000231675
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Integrated Small Cap Growth Fund Class A (including sales charges) ($28,025)
Average Annual Return, Percent	21.68%	6.81%	10.86%
C000231678
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Integrated Small Cap Growth Fund Institutional Class ($30,412)
C000231687
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Pyrford International Stock Fund Class A (including sales charges) ($19,211)
Average Annual Return, Percent	9.03%	6.58%	6.75%
C000231685
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Pyrford International Stock Fund Institutional Class ($20,886)
C000231686
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Pyrford International Stock Fund Institutional 2 Class ($20,980)
C000231688
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Pyrford International Stock Fund Institutional 3 Class ($21,187)
C000231683
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Pyrford International Stock Fund Class R ($19,879)
C000231692
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Ultra Short Duration Municipal Bond Fund Class A ($11,625)
C000231690
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Ultra Short Duration Municipal Bond Fund Institutional Class ($11,861)
Without Sales Load [Member] | C000097619
Average Annual Return [Line Items]
Average Annual Return, Percent	6.48%	1.79%	2.77%
Without Sales Load [Member] | C000097625
Average Annual Return [Line Items]
Average Annual Return, Percent	6.73%	2.04%	3.02%
Without Sales Load [Member] | C000122765
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%	2.18%	3.17%
Without Sales Load [Member] | C000122766
Average Annual Return [Line Items]
Average Annual Return, Percent	6.93%	2.23%	3.21%
Without Sales Load [Member] | C000109803
Average Annual Return [Line Items]
Average Annual Return, Percent	6.22%	1.53%	2.51%
Without Sales Load [Member] | C000231675
Average Annual Return [Line Items]
Average Annual Return, Percent	29.13%	8.09%	11.51%
Without Sales Load [Member] | C000231678
Average Annual Return [Line Items]
Average Annual Return, Percent	29.35%	8.30%	11.76%
Without Sales Load [Member] | C000231687
Average Annual Return [Line Items]
Average Annual Return, Percent	15.71%	7.85%	7.38%
Without Sales Load [Member] | C000231685
Average Annual Return [Line Items]
Average Annual Return, Percent	16.04%	8.09%	7.64%
Without Sales Load [Member] | C000231686
Average Annual Return [Line Items]
Average Annual Return, Percent	16.12%	8.19%	7.69%
Without Sales Load [Member] | C000231688
Average Annual Return [Line Items]
Average Annual Return, Percent	16.13%	8.23%	7.80%
Without Sales Load [Member] | C000231683
Average Annual Return [Line Items]
Average Annual Return, Percent	15.43%	7.56%	7.11%
Without Sales Load [Member] | C000231692
Average Annual Return [Line Items]
Average Annual Return, Percent	2.14%	2.03%	1.52%
Without Sales Load [Member] | C000231690
Average Annual Return [Line Items]
Average Annual Return, Percent	2.30%	2.19%	1.72%
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global ($13,526)
Average Annual Return, Percent	6.99%	2.09%	3.07%
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global ($13,526)
Average Annual Return, Percent	6.99%	2.09%	3.07%
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global ($13,526)
Average Annual Return, Percent	6.99%	2.09%	3.07%
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global ($13,526)
Average Annual Return, Percent	6.99%	2.09%	3.07%
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global ($13,526)
Average Annual Return, Percent	6.99%	2.09%	3.07%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,898)
Average Annual Return, Percent	20.10%	11.80%	14.84%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,898)
Average Annual Return, Percent	20.10%	11.80%	14.84%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($24,869)
Average Annual Return, Percent	21.62%	9.35%	9.54%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($24,869)
Average Annual Return, Percent	21.62%	9.35%	9.54%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($24,869)
Average Annual Return, Percent	21.62%	9.35%	9.54%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($24,869)
Average Annual Return, Percent	21.62%	9.35%	9.54%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($24,869)
Average Annual Return, Percent	21.62%	9.35%	9.54%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,085)
Average Annual Return, Percent	4.12%	0.54%	1.91%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,085)
Average Annual Return, Percent	4.12%	0.54%	1.91%
Columbia Threadneedle: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,528)
Average Annual Return, Percent	23.25%	5.04%	10.66%
Columbia Threadneedle: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,528)
Average Annual Return, Percent	23.25%	5.04%	10.66%
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net) ($25,109)
Average Annual Return, Percent	27.35%	9.37%	9.64%
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net) ($25,109)
Average Annual Return, Percent	27.35%	9.37%	9.64%
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net) ($25,109)
Average Annual Return, Percent	27.35%	9.37%	9.64%
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net) ($25,109)
Average Annual Return, Percent	27.35%	9.37%	9.64%
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net) ($25,109)
Average Annual Return, Percent	27.35%	9.37%	9.64%
Columbia Threadneedle: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index ($11,820)
Average Annual Return, Percent	2.36%	1.99%	1.69%
Columbia Threadneedle: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index ($11,820)
Average Annual Return, Percent	2.36%	1.99%	1.69%